LEASES (Details - Balance sheet) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Assets
ROU operating lease assets	$ 461,618	$ 496,685
Liabilities
Current portion of operating lease	80,400	80,400
Operating lease, net of current portion	459,709	496,335
Total operating lease liabilities	$ 540,109	$ 576,735